VIA EDGAR TRANSMISSION

February 2,2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	Tamarack Funds Trust (the “Trust”) File Nos. 333-111986/811-21475

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), and Regulation S-T.

The undersigned hereby certifies that the form of the Trust’s Class I Prospectus, Equity Funds’ Prospectus, Fixed Income Funds’ Prospectus and Money Market Funds’ Prospectus and the Trust’s Statement of Additional Information, each dated January 28, 2006, which would have been filed by the Trust pursuant to Rule 497(c) of the Act, do not differ from those contained in the Post Effective Amendment #6 to the Trust’s registration statement on Form N-1A filed pursuant to Rule 485(b) of the Act on January 27, 2006.

Please contact the undersigned at (612)376-7076 with any questions concerning this filing.

Very truly yours,

/s/ DAVID LUX

David Lux
Treasurer and Principal Accounting Officer
Tamarack Funds Trust

Cc: Anthony Zacharski, Esq.